Deferred Policy Acquisition Costs, Value of Business Acquired and Other Policy-Related Intangibles (DAC and VOBA) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred Policy Acquisition Costs and Present Value of Future Insurance Profits, Net [Abstract]
Beginning Balance of DAC	$ 5,652	$ 5,679	$ 5,819
Capitalizations of DAC	260	334	399
Net investment gains (losses) of DAC and net derivative gains (losses) of DAC	258	1,400	109
Other expenses of DAC	(445)	(1,656)	(744)
Total amortization of DAC	(187)	(256)	(635)
Unrealized investment gains (losses) of DAC	(47)	(56)	96
Effect of foreign currency translation and other of DAC	0	(49)	0
Ending Balance of DAC	5,678	5,652	5,679
Beginning Balance of VOBA	641	711	763
Net investment gains (losses) of VOBA and net derivative gains (losses) of VOBA	(9)	2	(19)
Other expenses of VOBA	(31)	(117)	(127)
Total amortization of VOBA	(40)	(115)	(146)
Unrealized investment gains (losses) of VOBA	7	45	94
Ending Balance of VOBA	608	641	711
Balance at December 31,	$ 6,286	$ 6,293	$ 6,390